Condensed Consolidated Statements of Profit or (Loss) and Other Comprehensive Income or (Loss) (Parenthetical) - shares	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Warrants outstanding	6,031,498	6,761,296
Convertible Senior Notes [Member]
Convertible notes	575,000
Ordinary shares [member]
Warrants outstanding	3,456,785